FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Registrant Name         Variable Account II - AIG Life Insurance Company

File Number             811-4867

Registrant CIK Number:  0000803466



Report as of the end of semiannual period:  /  /    (a)
                        or fiscal year: 12/31/99    (b)
Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:  Variable Account II - AIG Life Insurance Company
   B)  File Number:  811-4867
   C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
   B)  City:  Wilmington   C)  State:  DE  D)  Zip Code:  19801  Zip Ext.:
   E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC) ? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT) ? (Y or N) --------Y---------



UNIT INVESTMENT TRUSTS
For period ending:  12/31/99
File Number:  811-4867

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units of all series of Registrant ($000's omitted)________ $ 778


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UNIT INVESTMENT TRUSTS
For period ending:  12/31/99
File Number:  811-4867

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                             Number of       Total Assets       Total Income
                             Series          ($000's omitted)   Distributions
                             Investing                          ($000's omitted)

A.   U.S. Treasury
       direct issue          __________      __________         __________

B.   U.S. Government
       agency                ___________     __________         __________

C.   State and municipal
       tax-free              ___________     __________         __________

D.   Public utility debt     ___________     __________         __________

E.   Brokers or dealers
       debt or debt of
       brokers' or dealers'
       parent                ___________     __________         __________

F.   All other corporate
      intermed. & long-term
      debt                   ___________     __________         __________

G.   All other corporate
       short-term debt       ___________     __________         __________

H.   Equity securities of
       brokers or dealers
       or parents of
       brokers or dealers    ___________     __________         __________

I.   Investment company
     equity securities       ____________    __________        __________

J.   All other equity
     securities                 8            $ 37,163           $ 1,333

K.   Other securities        ___________     __________         __________

L.   Total assets of all
     series of
     registrant                 8            $ 37,163           $ 1,333



UNIT INVESTMENT TRUSTS
For period ending:  12/31/99
File Number:  811-4867

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 225